Debt (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 12, 2019	Jul. 02, 2019	Dec. 30, 2019	May 30, 2019	Apr. 23, 2019	Sep. 19, 2018	Aug. 31, 2018	Jun. 28, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2016
Debt Instrument [Line Items]
Debt instrument amount							$ 5,000
Proceeds from advance notes							$ 900		$ 2,050	$ 925
Percentage of accrued interest							7.00%
Common stock conversion price				$ 0.45			$ 0.45
Intrinsic value of this beneficial conversion feature									143	1,465
Proceeds from convertible debt									1,275	2,500
Issuance of common stock upon note conversions shares				2,179,622
Advance Notes [Member]
Debt Instrument [Line Items]
Proceeds from advance notes									$ 1,700
2019 Bridge Notes [Member]
Debt Instrument [Line Items]
Interest rate									10.00%
Term loan interest rate									7.00%
Debt instrument amount								$ 1,700
Proceeds from advance notes		$ 750
Interest expense debt									$ 100
Maturity Date									Oct. 01, 2019
2019 Bridge Notes [Member] | Bona fide financing [Member]
Debt Instrument [Line Items]
Proceeds from advance notes									$ 3,000
2019 Bridge Notes [Member] | November Bridge Notes [Member]
Debt Instrument [Line Items]
Interest rate	7.00%
Debt instrument amount	$ 350
Maturity Date	Dec. 31, 2019		Mar. 31, 2020
2019 Bridge Notes [Member] | November Bridge Notes [Member] | Cheval Holdings [Member]
Debt Instrument [Line Items]
Debt instrument amount	$ 250
2019 Bridge Notes [Member] | November Bridge Notes [Member] | Cameron Durrant [Member]
Debt Instrument [Line Items]
Debt instrument amount	$ 100
2019 Bridge Notes [Member] | Advance Notes [Member]
Debt Instrument [Line Items]
Proceeds from advance notes								950
2019 Bridge Notes [Member] | Nomis Bay LTD [Member]
Debt Instrument [Line Items]
Debt instrument amount								750
2019 Bridge Notes [Member] | Cameron Durrant [Member]
Debt Instrument [Line Items]
Debt instrument amount								750
2019 Bridge Notes [Member] | Chief Executive Officer [Member]
Debt Instrument [Line Items]
Debt instrument amount								$ 200
2019 Bridge Notes [Member] | Bona Fide Financing Transaction [Member]
Debt Instrument [Line Items]
Proceeds from advance notes									3,000
Black Horse Capital LP [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Term loan interest rate						7.00%
Debt instrument amount						$ 2,500
2018 Convertible Notes Payable [Member] | Qualified Financing [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt									$ 10,000
Conversion price									$ 0.45
2018 Convertible Notes Payable [Member] | Non Qualified Financing [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt									$ 10,000
Conversion price									$ 0.45
2018 Convertible Notes Payable [Member] | Advance Notes [Member]
Debt Instrument [Line Items]
Common stock conversion price									$ 0.45
Intrinsic value of this beneficial conversion feature									$ 1,900
Debt discount amortization									800	800
Interest expense debt									$ 300	100
Remaining Discount Amortization Period									9 months
2019 Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Term loan interest rate									7.50%
Debt instrument amount					$ 1,300
Proceeds from advance notes					$ 1,300
2019 Convertible Notes Payable [Member] | Qualified Financing [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt									$ 10,000
Conversion price									$ 1.25
2019 Convertible Notes Payable [Member] | Non Qualified Financing [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt									$ 10,000
Conversion price									$ 1.25
2019 Convertible Notes Payable [Member] | Advance Notes [Member]
Debt Instrument [Line Items]
Common stock conversion price									$ 1.25
Intrinsic value of this beneficial conversion feature									$ 1,900
Debt discount amortization									300	300
Interest expense debt									$ 300	100
Remaining Discount Amortization Period									16 months
Notes Payable To Vendors [Member]
Debt Instrument [Line Items]
Interest rate											10.00%
Notes payable to vendors											$ 1,200
Accrued interest									$ 300	$ 300
Notes Payable To Vendors [Member] | 2019 Bridge Notes [Member]
Debt Instrument [Line Items]
Accrued interest									$ 1,100
Debt instrument amount											$ 500